Financial risk management - Summary of Group's Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Instruments [Line Items]
Deposits at call	$ 393	$ 397	$ 398
Cash at bank	161,158	62,563	$ 70,920
Receivable from Governments (Goods and Services Tax)	743	423
Credit risk | Australian government
Disclosure Of Financial Instruments [Line Items]
Receivable from Governments (Goods and Services Tax)	587	126
Receivable from Governments (Foreign Withholding Tax)	22	400
Receivable from the Australian Government (Income Tax)	0	854
Credit risk | Singapore government
Disclosure Of Financial Instruments [Line Items]
Receivable from Governments (Goods and Services Tax)	150	292
Credit risk | Swiss government
Disclosure Of Financial Instruments [Line Items]
Receivable from the Swiss Government (Value-Added Tax)	4	5
Credit risk | United Kingdom government
Disclosure Of Financial Instruments [Line Items]
Receivable from Governments (Foreign Withholding Tax)	2	0
Credit risk | United States government
Disclosure Of Financial Instruments [Line Items]
Receivable from Governments (Goods and Services Tax)	0	71
A rated | Credit risk
Disclosure Of Financial Instruments [Line Items]
Deposits at call	393	397
Cash at bank	161,158	62,563
Receivable from minimum A rated bank deposits (interest)	2	23
Minimum A rated bank deposits (held as security)	1,297	1,912
Non-rated | Credit risk
Disclosure Of Financial Instruments [Line Items]
Receivable from other parties (non-rated)	$ 13,911	$ 1,403